Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	METROPOLITAN LIFE INSURANCE CO
Entity Central Index Key	0000937834
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Current Reporting Status	Yes